UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 13 , 2008


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $186,326 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Inc New                COM              00206r102      454    16272 SH       Sole                                      16272
Abbott Labs                    COM              002824100      394     6842 SH       Sole                                       6842
American Intl Group            COM              026874107       89    26582 SH       Sole                                      26582
Apple Computer                 COM              037833100      922     8111 SH       Sole                                       8111
Automatic Data Processing Inc  COM              053015103     5215   121989 SH       Sole                                     121989
BP PLC ADR                     COM              055622104     1593    31762 SH       Sole                                      31762
Berkshire Hathaway Inc  Delawa COM              084670108      261        2 SH       Sole                                          2
Canon Inc. ADR                 COM              138006309     5502   145761 SH       Sole                                     145761
Chevron Corp                   COM              166764100      404     4902 SH       Sole                                       4902
Cisco Systems                  COM              17275R102     2904   128722 SH       Sole                                     128722
Coca Cola Co Com               COM              191216100     6711   126919 SH       Sole                                     126919
Donaldson Inc                  COM              257651109     8692   207402 SH       Sole                                     207402
Dover Corp                     COM              260003108     5102   125827 SH       Sole                                     125827
Echelon                        COM              27874n105      587    59400 SH       Sole                                      59400
Ecolab Inc                     COM              278865100     4512    92988 SH       Sole                                      92988
Emerson Electric Co            COM              291011104     5436   133263 SH       Sole                                     133263
Exxon Mobil Corp     Com       COM              30231g102     5182    66732 SH       Sole                                      66732
Farmers & Merchants Com        COM              307795104      258      599 SH       Sole                                        599
FedEx Corp                     COM              31428x106     4184    52936 SH       Sole                                      52936
General Electric               COM              369604103     1037    40684 SH       Sole                                      40684
Home Depot Inc                 COM              437076102     4163   160800 SH       Sole                                     160800
Illinois Tool Works            COM              452308109     5906   132865 SH       Sole                                     132865
Intel Corp                     COM              458140100     2780   148405 SH       Sole                                     148405
Johnson & Johnson              COM              478160104     7439   107380 SH       Sole                                     107380
Luminex Corp Com               COM              55027E102     1364    54531 SH       Sole                                      54531
Microsoft Corp                 COM              594918104     4416   165443 SH       Sole                                     165443
Molex Inc.                     COM              608554101     4309   191953 SH       Sole                                     191953
Monsanto Co New                COM              61166w101      253     2558 SH       Sole                                       2558
National Instr Corp            COM              636518102     2846    94723 SH       Sole                                      94723
Nokia                          COM              654902204     2490   133516 SH       Sole                                     133516
Nordson Corp                   COM              655663102     5678   115616 SH       Sole                                     115616
Novartis ADR                   COM              66987V109     4823    91280 SH       Sole                                      91280
PepsiCo Inc                    COM              713448108     5102    71580 SH       Sole                                      71580
Pfizer, Inc.                   COM              717081103      283    15343 SH       Sole                                      15343
Procter & Gamble               COM              742718109     9930   142494 SH       Sole                                     142494
Royal Dutch Shell Plc ADR A    COM              780259206     1049    17770 SH       Sole                                      17770
Sabine Royalty Trust UBI       COM              785688102      783    14000 SH       Sole                                      14000
San Juan Basin Royalty Trust   COM              798241105    23444   616452 SH       Sole                                     616452
Schlumberger Ltd               COM              806857108     7579    97052 SH       Sole                                      97052
Sigma Aldrich                  COM              826552101     7548   143992 SH       Sole                                     143992
Sysco Corp                     COM              871829107     4930   159920 SH       Sole                                     159920
Telefonica de Espana           COM              879382208      972    13593 SH       Sole                                      13593
Union Pacific Corp.            COM              907818108      285     4000 SH       Sole                                       4000
United Parcel Svc Cl B         COM              911312106     4605    73225 SH       Sole                                      73225
United Technologies            COM              913017109      336     5600 SH       Sole                                       5600
W.W. Grainger                  COM              384802104     6864    78929 SH       Sole                                      78929
Wal-Mart Stores                COM              931142103     4960    82811 SH       Sole                                      82811
Weyerhaeuser Co                COM              962166104     1113    18375 SH       Sole                                      18375
Wyeth                          COM              983024100      635    17200 SH       Sole                                      17200
REPORT SUMMARY		       49 DATA RECORDS		     186326         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

